UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - 9 months ended Dec. 31, 2020 - USD ($)	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance at Mar. 26, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Mar. 26, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, New Issues	25,000		$ 374	24,626	0
Stock Issued During Period, Shares, New Issues		0	3,737,500
Sale of units in initial public offering, gross	149,500,000	$ 1,495	$ 0	149,498,505	0
Sale of units in initial public offering, gross (in shares)		14,950,000	0
Offering costs	(8,755,181)	$ 0	$ 0	(8,755,181)	0
Sale of private placement units to Sponsor in private placement	4,990,000	$ 50	$ 0	4,989,950	0
Sale of private placement units to Sponsor in private placement (in shares)		499,000	0
Shares subject to possible redemption	(140,236,730)	$ (1,402)	$ 0	(140,235,328)	0
Shares subject to possible redemption (in shares)		(14,023,673)	0
Net loss	(523,083)	$ 0	$ 0	0	(523,083)
Ending balance at Dec. 31, 2020	$ 5,000,006	$ 143	$ 374	$ 5,522,572	$ (523,083)
Ending balance (in shares) at Dec. 31, 2020		1,425,327	3,737,500